STOCKHOLDERS' EQUITY - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants
Beginning balance	617,277	827,164	984,362
Exercised			(8,230)
Expired	(209,887)		(148,968)
Ending balance	617,277	617,277	827,164
Exercisable	617,277
Weighted Average Exercise Price
Beginning balance	$ 36.9	$ 45.8	$ 44.3
Exercised			16.9
Expired		71.9	37.5
Ending balance	36.9	$ 36.9	$ 45.8
Exercisable	$ 36.9